June 26, 2017

James E. O’Connor, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price International Funds, Inc.

 T. Rowe Price New Income Fund, Inc.

 T. Rowe Price Personal Strategy Funds, Inc.

 T. Rowe Price Retirement Funds, Inc.

 T. Rowe Price Short-Term Bond Fund, Inc.

 T. Rowe Price Summit Municipal Funds, Inc.

 T. Rowe Price Tax-Free High Yield Fund, Inc.

 T. Rowe Price Tax-Free Income Fund, Inc.

 T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (“Registrants”)

Dear Mr. O’Connor:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned sticker.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on June 9, 2017.

Please contact me at 410-345-6628, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Gina Hogan
Gina Hogan